SCHEDULE OF ALLOWANCE FOR CURRENT EXPECTED CREDIT LOSSES (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Credit Loss [Abstract]
Beginning balance	$ 2,578	$ 1,665
Foreign exchange translation adjustment	(18)	113
Ending balance	$ 2,560	$ 2,578